-------------------------
                                                          NEUBERGER | BERMAN
                                                       -------------------------
                                                       A Lehman Brothers Company

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PROSPECTUS  - DECEMBER 17, 2007,
As amended February 22, 2008


                              Neuberger Berman
                              EQUITY FUNDS



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                                              CLASS A AND C SHARES

                                              International Large Cap Fund

                                              Large Cap Disciplined Growth Fund

                                              Select Equities Fund








These securities, like the securities of
all mutual funds, have not been approved
or  disapproved  by the  Securities  and
Exchange Commission,  and the Securities
and   Exchange    Commission   has   not
determined   if   this   prospectus   is
accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
--------------------------------------------------------------------------------

     EQUITY FUNDS

     International Large Cap Fund..........................2

     Large Cap Disciplined Growth Fund.....................9

     Select Equities Fund.................................16



     YOUR INVESTMENT

     Choosing A Share Class...............................23

     Sales Charges........................................24


     Sales Charge Reductions and Waivers..................25

     Share Prices.........................................27

     Privileges and Services..............................28


     Maintaining Your Account.............................28

     Distributions and Taxes..............................33

     Grandfathered Investors..............................35

     Redemption Fee.......................................39

     Market Timing Policy.................................39

     Portfolio Holdings Policy............................40

     Fund Structure.......................................40

     Related Performance..................................41




THESE FUNDS:

o are multiple class funds and Class A and C shares are only available through investment providers (except for Grandfathered Investors, as defined herein)
o   are designed for investors with long-term goals in mind
o offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC. (c)2008 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
INTERNATIONAL LARGE CAP FUND                     Ticker Symbols: NBNAX and NBNCX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES

To pursue this goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging industrialized markets. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies without providing shareholders at least 60 days' advance notice.


-->  FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.

-->  GROWTH AND VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.


                         2 International Large Cap Fund

[GRAPHIC OMITTED]
MAIN RISKS

Most of the Fund's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or sectors whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.


-->  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE FUND MAY USE DERIVATIVES FOR HEDGING AND FOR SPECULATION. HEDGING COULD REDUCE THE FUND'S LOSSES FROM CURRENCY FLUCTUATIONS, BUT COULD ALSO REDUCE ITS GAINS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK

                         3 International Large Cap Fund

OF LOSS. A DERIVATIVE INSTRUMENT, WHETHER USED FOR HEDGING OR SPECULATION, COULD FAIL TO PERFORM AS EXPECTED, CAUSING A LOSS FOR THE FUND.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                         4 International Large Cap Fund

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, no Class of the Fund had completed a full calendar year of operations. Accordingly, performance charts are not included.


                         5 International Large Cap Fund

INVESTOR EXPENSES
[GRAPHIC OMITTED]

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

 FEE TABLE                                                           EXPENSE EXAMPLE
 ----------------------------------------------------------
                                          Class A   Class C          The example assumes that you invested $10,000 for
 SHAREHOLDER FEES                                                    the periods shown, that the Fund earned a
 These are deducted directly from your                               hypothetical 5% total return each year, and that
 investment.                                                         the Fund's expenses were those in the table to the
 ----------------------------------------------------------          left. The example assuming redemption does not
 Maximum initial sales charge on                                     reflect the effect of any taxable gain or loss at
 purchases (% of offering price)          5.75(1)   None             the time of the redemption. Actual performance and
 Maximum sales charge on                                             expenses may be higher or lower.
 reinvested dividends                     None      None
 Maximum contingent deferred                                          -------------------------------------------------------
 sales charge (% of purchase price)(2)    None(3)   1.00(4)                              1 Year   3 Years   5 Years   10 Years
 Redemption or Exchange Fee(5)                                        -------------------------------------------------------
 (% of amount redeemed)                   2.00      2.00
 ANNUAL FUND OPERATING EXPENSES                                       Class A(9)          $700     $963      $1,279    $2,172
 (% of average net assets)                                            Class C(10)
 These are deducted from Fund assets,                                 (assuming
 so you pay them indirectly.                                          redemption)         $303     $627      $1,122    $2,484
 Management fees(6)                       0.81      0.81              Class C (assuming
 Distribution (12b-1) fees                0.25      1.00              no redemption)      $203     $627      $1,122    $2,484
 Other expenses(7)                        0.39      0.39              -------------------------------------------------------
 ----------------------------------------------------------
 Total annual operating expenses          1.45      2.20
 Minus: Expense reimbursement             0.15      0.20
 Net expenses(8)                          1.30      2.00
 ----------------------------------------------------------

(1) THE INITIAL SALES CHARGE IS REDUCED FOR PURCHASES OF $50,000 OR MORE AND ELIMINATED FOR PURCHASES OF $1 MILLION OR MORE. SEE "SALES CHARGES" FOR MORE INFORMATION.

(2) THE CONTINGENT DEFERRED SALES CHARGE IS A PERCENTAGE OF THE ORIGINAL PURCHASE PRICE OF THE SHARES BEING SOLD. HOWEVER, IF ALL SHARES OF A FUND ARE BEING SOLD, THE CONTINGENT DEFERRED SALES CHARGE IS BASED ON THE ORIGINAL PURCHASE PRICE OR THE CURRENT MARKET VALUE OF THE SHARES BEING SOLD, WHICHEVER IS LESS.

(3) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FOLLOWING PURCHASES OF $1 MILLION OR MORE MADE WITHOUT AN INITIAL SALES CHARGE. SEE "SALES CHARGES" FOR MORE INFORMATION.

(4)  THE CONTINGENT DEFERRED SALES CHARGE IS ELIMINATED ONE YEAR AFTER PURCHASE.

(5) THESE FEES ARE CHARGED ON INVESTMENTS HELD 60 DAYS OR LESS, WHETHER FUND SHARES ARE REDEEMED OR EXCHANGED FOR SHARES OF ANOTHER FUND. SEE "REDEMPTION FEE" FOR MORE INFORMATION.

(6)  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

(7)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(8) NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF CLASS A AND C OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF EACH CLASS OF THE FUND IS LIMITED TO 1.30% AND 2.00% OF AVERAGE NET ASSETS, RESPECTIVELY. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT CLASS A AND C WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR EACH RESPECTIVE CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ANNUAL OPERATING EXPENSES TO EXCEED 1.30% AND 2.00% OF THE RESPECTIVE CLASS' AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

(9) REFLECTS THE MAXIMUM INITIAL SALES CHARGE IN THE FIRST YEAR AND ASSUMES THE CONTINGENT DEFERRED SALES CHARGE WILL NOT APPLY.

(10) REFLECTS A CONTINGENT DEFERRED SALES CHARGE IN THE FIRST YEAR.

                         6 International Large Cap Fund

[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.26% of its average daily net assets for administrative services provided to each class of shares of the Fund.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report dated February 2007.


PORTFOLIO MANAGERS

BENJAMIN SEGAL is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management Inc. since 2000, with responsibility for other mutual funds advised by the Manager.

MILU E. KOMER is a Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. Ms. Komer joined the firms in 2001 and has been the Associate Portfolio Manager of the Fund since its inception in 2006.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.


                         7 International Large Cap Fund

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS


When this prospectus was prepared, the Class A and C shares of the Fund were new and had no financial highlights to report.


                         8 International Large Cap Fund

Neuberger Berman
LARGE CAP DISCIPLINED GROWTH FUND                Ticker Symbols: NBLAX and NBLCX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, they seek to buy large-capitalization companies with strong historical and prospective earnings growth that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include:

o   new product development;
o   management changes;
o   demographic shifts;
o   regulatory changes; and
o   mergers, acquisitions and corporate reorganizations.

The Portfolio Managers then look to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the Fund's portfolio.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when:

o   an expected catalyst does not materialize;
o   a catalyst's impact is below expectations;
o   the fundamental picture for the company or industry deteriorates;
o   more attractive alternatives are available at better valuation levels;
o   we believe the stock has become fully valued; and
o   it grows too large relative to the rest of the portfolio.

As part of the Portfolio Managers' sell discipline, they identify stocks that are down from cost or down from a 52 week high and reevaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund's portfolio. In addition, the Portfolio Managers typically will sell a position that grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stock of large-capitalization companies without providing shareholders at least 60 days' advance notice.


                      9 Large Cap Disciplined Growth Fund

-->  GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

-->  LARGE-CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES.

COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES CAN BE SLOWER TO RESPOND TO CHANGES AND OPPORTUNITIES. AT THE SAME TIME, THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.


                      10 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

-->  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                      11 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.


                      12 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
INVESTOR EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

FEE TABLE                                                               EXPENSE EXAMPLE
--------------------------------------------------------------
                                   Class A    Class C                   The example assumes that you invested $10,000 for
--------------------------------------------------------------          the periods shown, that the Fund earned a
 SHAREHOLDER FEES                                                       hypothetical 5% total return each year, and that
 These are deducted directly from your                                  the Fund's expenses were those in the table to the
 investment.                                                            left. The example assuming redemption does not
 --------------------------------------------------------------         reflect the effect of any taxable gain or loss at
 Maximum initial sales charge on                                        the time of the redemption. Actual performance and
 purchases (% of offering price)          5.75(1)     None              expenses may be higher or lower.
 Maximum sales charge on
 reinvested dividends                     None        None              ---------------------------------------------------
 Maximum contingent deferred                                                                             1 Year    3 Years
 sales charge (% of  purchase price)(2)   None(3)     1.00(4)           ---------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES                                          Class A(8)                       $690      $934
 (% of average net assets)                                               Class C(9) (assuming
 These are deducted from Fund assets,                                    redemption)                      $298      $612
 so you pay them indirectly.                                             Class C (assuming no
 Management fees(5)                       0.81        0.81               redemption)                      $198      $612
 Distribution (12b-1)  fees               0.25        1.00
 Other expenses(6)                        0.44        0.44
 --------------------------------------------------------------
 Total annual operating expenses          1.50        2.25
 Minus: Expense reimbursement             0.30        0.30
 Net expenses(7)                          1.20        1.95
 --------------------------------------------------------------

(1) THE INITIAL SALES CHARGE IS REDUCED FOR PURCHASES OF $50,000 OR MORE AND ELIMINATED FOR PURCHASES OF $1 MILLION OR MORE. SEE "SALES CHARGES" FOR MORE INFORMATION.


(2) THE CONTINGENT DEFERRED SALES CHARGE IS A PERCENTAGE OF THE ORIGINAL PURCHASE PRICE OF THE SHARES BEING SOLD. HOWEVER, IF ALL SHARES OF A FUND ARE BEING SOLD, THE CONTINGENT DEFERRED SALES CHARGE IS BASED ON THE ORIGINAL PURCHASE PRICE OR THE CURRENT MARKET VALUE OF THE SHARES BEING SOLD, WHICHEVER IS LESS.

(3) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FOLLOWING PURCHASES OF $1 MILLION OR MORE MADE WITHOUT AN INITIAL SALES CHARGE. SEE "SALES CHARGES" FOR MORE INFORMATION.

(4)  THE CONTINGENT DEFERRED SALES CHARGE IS ELIMINATED ONE YEAR AFTER PURCHASE.

(5)  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

(6)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(7) NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF CLASS A AND CLASS C OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF EACH CLASS OF THE FUND ARE LIMITED TO 1.20% AND 1.95% OF AVERAGE NET ASSETS, RESPECTIVELY. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT EACH OF CLASS A AND CLASS C WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THE CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ANNUAL OPERATING EXPENSES TO EXCEED 1.20% AND 1.95% OF THE RESPECTIVE CLASS' AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

(8) REFLECTS THE MAXIMUM INITIAL SALES CHARGE IN THE FIRST YEAR AND ASSUMES THE CONTINGENT DEFERRED SALES CHARGE WILL NOT APPLY.

(9)  REFLECTS A CONTINGENT DEFERRED SALES CHARGE IN THE FIRST YEAR.

                      13 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.26% of its average daily net assets for administrative services provided to each class of shares of the Fund.


PORTFOLIO MANAGERS

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

DANIEL J. FLETCHER, CFA is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.


                      14 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.


                      15 Large Cap Disciplined Growth Fund

Neuberger Berman
SELECT EQUITIES FUND                             Ticker Symbols: NBEAX and NBECX
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $10 billion. The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries which they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with:

o   solid growth dynamics;
o   sustainable competitive advantages;
o   strong financial metrics;
o   long-term free cash flow generation;
o   shareholder focus; and
o   insider ownership.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $10 billion in total market capitalization, however, the Fund may invest in companies of any market capitalization.

The Portfolio Managers' investment horizon typically ranges from two to five years. The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund's total assets, however, this may change with subsequent changes in the market value of the Fund's holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

-->  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.

-->  GROWTH AND VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.


                            16 Select Equities Fund

[GRAPHIC OMITTED]
MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

VALUE INVESTING. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

GROWTH INVESTING. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

SECTOR RISK. The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

-->  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

                            17 Select Equities Fund

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                            18 Select Equities Fund

[GRAPHIC OMITTED]
PERFORMANCE


When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.


                            19 Select Equities Fund

[GRAPHIC OMITTED]
INVESTOR EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense example can help you compare costs among funds.

 FEE TABLE                                                              EXPENSE EXAMPLE
 ---------------------------------------------------------------
                                          Class A     Class C           The example assumes that you invested $10,000 for
 SHAREHOLDER FEES                                                       the periods shown, that the Fund earned a
 These are deducted directly from your                                  hypothetical 5% total return each year, and that
 investment.                                                            the Fund's expenses were those in the table to the
 ---------------------------------------------------------------        left. The example assuming redemption does not
 Maximum initial sales charge on                                        reflect the effect of any taxable gain or loss at
 purchases (% of offering price)          5.75(1)     None              the time of the redemption. Actual performance and
 Maximum sales charge on                                                expenses may be higher or lower.
 reinvested dividends                     None        None
 Maximum contingent deferred                                            ---------------------------------------------------
 sales charge (% of purchase price)(2)    None(3)     1.00(4)                                      1 Year      3 Years
 ANNUAL FUND OPERATING EXPENSES                                         ---------------------------------------------------
 (% of average net assets)                                               Class A(8)                 $690        $934
 These are deducted from Fund assets,                                    Class C(9) (assuming
 so you pay them indirectly.                                             redemption)                $298        $612
 Management fees(5)                       0.81        0.81               Class C (assuming no
 Distribution (12b-1) fees                0.25        1.00               redemption)                $198        $612
 Other expenses(6)                        0.50        0.50              ---------------------------------------------------
---------------------------------------------------------------
 Total annual operating expenses          1.56        2.31
 Minus: Expense reimbursement             0.36        0.36
 Net expenses(7)                          1.20        1.95
---------------------------------------------------------------

(1) THE INITIAL SALES CHARGE IS REDUCED FOR PURCHASES OF $50,000 OR MORE AND ELIMINATED FOR PURCHASES OF $1 MILLION OR MORE. SEE "SALES CHARGES" FOR MORE INFORMATION.

(2) THE CONTINGENT DEFERRED SALES CHARGE IS A PERCENTAGE OF THE ORIGINAL PURCHASE PRICE OF THE SHARES BEING SOLD. HOWEVER, IF ALL SHARES OF A FUND ARE BEING SOLD, THE CONTINGENT DEFERRED SALES CHARGE IS BASED ON THE ORIGINAL PURCHASE PRICE OR THE CURRENT MARKET VALUE OF THE SHARES BEING SOLD, WHICHEVER IS LESS.

(3) A CONTINGENT DEFERRED SALES CHARGE OF 1.00% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FOLLOWING PURCHASES OF $1 MILLION OR MORE MADE WITHOUT AN INITIAL SALES CHARGE. SEE "SALES CHARGES" FOR MORE INFORMATION.

(4)  THE CONTINGENT DEFERRED SALES CHARGE IS ELIMINATED ONE YEAR AFTER PURCHASE.

(5)  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

(6)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(7) NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF CLASS A AND CLASS C OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF EACH CLASS OF THE FUND ARE LIMITED TO 1.20% AND 1.95% OF AVERAGE NET ASSETS, RESPECTIVELY. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT EACH OF CLASS A AND CLASS C WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THE CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ANNUAL OPERATING EXPENSES TO EXCEED 1.20% AND 1.95% OF THE RESPECTIVE CLASS' AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.

(8) REFLECTS THE MAXIMUM INITIAL SALES CHARGE IN THE FIRST YEAR AND ASSUMES THE CONTINGENT DEFERRED SALES CHARGE WILL NOT APPLY.

(9)  REFLECTS A CONTINGENT DEFERRED SALES CHARGE IN THE FIRST YEAR.


                            20 Select Equities Fund

[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.26% of its average daily net assets for administrative services provided to each class of shares of the Fund.


PORTFOLIO MANAGERS

GERALD KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

GARY KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

MICHAEL KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception.

RICHARD WERMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception.

MINDY SCHWARTZAPFEL is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.


                            21 Select Equities Fund

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.


                            22 Select Equities Fund

Neuberger Berman
YOUR INVESTMENT
--------------------------------------------------------------------------------
Class A and C shares of the Funds generally are only available through investment providers (see "Maintaining Your Account") and to Grandfathered Investors (as defined below in "Grandfathered Investors").

O  CHOOSING A SHARE CLASS

The Funds offer different classes of shares through this prospectus. Class A and C shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the Funds.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a Fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

o    how long you expect to own the shares
o    how much you intend to invest
o    total expenses associated with owning shares of each class
o whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver)
o    whether you plan to take any distributions in the near future
o    availability of share classes.

Each investor's financial considerations are different. You should speak with your investment provider to help you decide which share class is best for you.

-->  SUMMARY OF PRIMARY DIFFERENCES AMONG SHARE CLASSES

CLASS A SHARES
Initial sales charge                     Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent deferred sales charge         None (except that a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge)
12b-1 fees                               0.25% annually
Dividends                                Generally higher than Class C due to lower annual expenses
Purchase maximum                         None
Conversion                               None

CLASS C SHARES
Initial sales charge                     None
Contingent deferred sales charge        1.00% if shares are sold within one year after purchase
12b-1 fees                              1.00% annually
Dividends                               Generally lower than Class A due to higher 12b-1 fees
Purchase maximum                        See the discussion regarding purchase minimums and maximums in "Maintaining Your Account"
Conversion                              None

                                  23 Your Investment

O  SALES CHARGES

CLASS A SALES CHARGES -- The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                                                     Sales charges as a percentage
                                                                                  of:                       Dealer
                                                                                                          commission
                                                                                        Net amount      as a percentage
Investment                                                           Offering Price      invested      of offering price
-------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                        5.75%            6.10%              5.00%

$50,000 but less than $100,000                                           4.75%            4.99%              4.00%

$100,000 but less than $250,000                                          3.75%            3.90%              3.00%

$250,000 but less than $500,000                                          2.75%            2.83%              2.25%

$500,000 but less than $1 million                                        2.00%            2.04%              1.75%

$1 million or more and certain other investments described below         None             None           See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- The following investments are not subject to any initial or contingent deferred sales charge if Neuberger Berman Management Inc. is properly notified of the nature of the investment:

o investments in Class A shares made by endowments or foundations with $50 million or more in assets
o investments in Class A shares by Grandfathered Investors (see "Grandfathered Investors" below for more information)
o investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the fund family.


                               24 Your Investment

Neuberger Berman Management Inc. may pay investment providers up to 1% on investments made in Class A shares with no initial sales charge. Each Fund may reimburse Neuberger Berman Management Inc. for all or a portion of these payments through its plans of distribution. (See "Distribution and Shareholder Servicing Fees" below for additional information regarding each Fund's plans of distribution.)

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment providers authorized to sell funds in the fund family, employees of Neuberger Berman and members of the Funds' Board of Trustees. Please see the Statement of Additional Information for more information.

CLASS C SALES CHARGES -- Class C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Sales Charge Reductions and Waivers - Contingent deferred sales charge waivers" below. The contingent deferred sales charge is a percentage of the original purchase price of the shares being sold. However, if all shares of a Fund are being sold, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest. Neuberger Berman Management Inc. pays 1% of the amount invested to investment providers who sell Class C shares. See "Distribution and Shareholder Servicing Fees" below for information regarding each Fund's plans of distribution.


O  SALES CHARGE REDUCTIONS AND WAIVERS

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU OR YOUR INVESTMENT PROVIDER MUST LET NEUBERGER BERMAN MANAGEMENT INC. KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU OR YOUR INVESTMENT PROVIDER DOES NOT LET NEUBERGER BERMAN MANAGEMENT INC. KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you or your investment provider to provide Neuberger Berman Management Inc. with information and records (including account statements) of all relevant accounts invested in the fund family. To have your Class A or C contingent deferred sales charge waived, you or your investment provider must let Neuberger Berman Management Inc. know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR INVESTMENT PROVIDER.

                               25 Your Investment

REDUCING YOUR CLASS A INITIAL SALES CHARGE -- Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your investments in the fund family to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of money market funds in the fund family are excluded.

AGGREGATING ACCOUNTS TO REDUCE CLASS A INITIAL SALES CHARGE -- To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

o trust accounts established by the above individuals (please see the Statement of Additional Information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased)
o   solely controlled business accounts
o   single-participant retirement plans.

CONCURRENT PURCHASES TO REDUCE CLASS A INITIAL SALES CHARGE -- You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more funds in the fund family to qualify for a reduced Class A sales charge. However, for this purpose, purchases of money market funds in the fund family are excluded.

RIGHTS OF ACCUMULATION TO REDUCE CLASS A INITIAL SALES CHARGE -- You may take into account your accumulated holdings in all share classes of the fund family to determine the initial sales charge you pay on each purchase of Class A shares. However, for this purpose, holdings representing direct purchases of money market funds in the fund family are excluded. Subject to your investment provider's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the Statement of Additional Information for details. You should retain any records necessary to substantiate the historical amounts you have invested. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your accounts in the fund family.

LETTER OF INTENT TO REDUCE CLASS A INITIAL SALES CHARGE -- You may reduce your Class A sales charge by establishing a letter of intent. A letter of intent allows you to combine all purchases of all share classes of non-money market funds in the fund family you intend to make over a 13-month period (the "Period") to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the Period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the Period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the Period do not qualify you for the applicable sales charge reduction. Employer sponsored retirement plans may be restricted from establishing a letter of intent. See "Sales Charges" above for more information.

RIGHT OF REINVESTMENT -- Please see "Maintaining Your Account - When you sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS -- The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

                               26 Your Investment

o permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased
o tax-free returns of excess contributions to individual retirement accounts ("IRAs")
o redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities)
o   distributions from an IRA upon the shareholder's attainment of age 59 1/2
o IRA rollover from a fund in the fund family held in an employer sponsored retirement plan to Class A shares
o redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document
o the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the Statement of Additional Information for more information about waivers regarding these types of transactions):
    o redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver)
    o if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash)
    o if no commission or transaction fee is paid by the distributor to authorized dealers at the time of purchase.

EXCHANGES OF SHARES -- Exchanges of shares are generally not subject to any applicable sales charges. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge.


O  SHARE PRICES

Because Class A shares of each Fund have an initial sales charge, the price you pay for each Class A share is the offering price which is each Fund's net asset value per share plus any applicable sales charge. The initial sales charge for Class A shares of each Fund may be eliminated in certain circumstances. Because Class C shares of each Fund do not have an initial sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share (see "Sales Charges" for more information). Unless a contingent deferred sales charge or redemption fee is applied, each Fund pays you the full share price when you sell shares. Neuberger Berman International Large Cap Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less (see "Sales Charges" and "Redemption Fee" for more information).

Your investment provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

                               27 Your Investment

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

-->  SHARE PRICE CALCULATIONS

THE NET ASSET VALUE PER SHARE OF EACH CLASS OF A FUND IS THE TOTAL VALUE OF FUND ASSETS ATTRIBUTABLE TO SHARES OF THAT CLASS MINUS THE LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING FOR THAT CLASS. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN A MARKET PRICE IS NOT AVAILABLE OR A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.

     o  PRIVILEGES AND SERVICES

If you use an investment provider, consult your investment provider for information about investment services. If you are a Grandfathered Investor, see "Grandfathered Investors" for information about privileges and services.


     o  MAINTAINING YOUR ACCOUNT

PURCHASE OF CLASS A AND C SHARES -- To open an account and purchase Class A and C shares of a Fund, contact any investment provider authorized to sell the Fund's shares. For Grandfathered

                               28 Your Investment

Investors, instructions for buying shares are under "Buying Shares." In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus. Contact your investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

You should check with your investment provider to find out by what time your purchase order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy shares. Every purchase order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received payment for the shares. In the case of certain investment providers, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, for Grandfathered Investors, if you have established a systematic investment program (SIP) with a Fund, your order is deemed accepted on the date you preselected on your SIP application for the systematic investments to occur.

PURCHASE MINIMUMS -- Your first investment must be at least $1,000. Additional investments can be as little as $100. These minimums may be waived in certain cases. Please see the Statement of Additional Information for more information.

PURCHASE MAXIMUMS -- For Class C shares, a purchase transaction may not (1) be $1 million or above or (2) increase an investor's aggregate holdings in Class C shares to $1 million or above.

In addition, if you have significant holdings in the fund family, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales Charges" and the Statement of Additional Information for more information regarding sales charge discounts.

WHEN YOU SELL SHARES -- Contact your investment provider to sell shares of a Fund. For Grandfathered Investors, instructions for selling shares are under "Selling Shares." When you sell shares, you will receive the next share price to be calculated after your order has been accepted minus any applicable contingent deferred sales charge or redemption fee. You should check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to sell shares. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If you sell shares of Neuberger Berman International Large Cap Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

If you notify your investment provider, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or another fund in the fund family provided the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or

                               29 Your Investment
received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Proceeds will be reinvested at the next calculated net asset value after your request is accepted. Redemption proceeds from a systematic withdrawal plan are not eligible for reinvestment without a sales charge. This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, a Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of that Fund's shareholders as a whole.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

WHEN YOU EXCHANGE SHARES -- Generally, you can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund both without a sales charge. However, exchanges from money market funds in the fund family will be subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired from an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains from a fund having a sales charge. Currently, only certain funds in the fund family offer Class A and C shares. There are three things to remember when making an exchange:

o   both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved
o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Contact your investment providers to see if they allow you to take advantage of the fund exchange program and for its policies to effect an exchange.

Grandfathered Investors generally are also eligible to take advantage of the exchange privilege assuming that they meet the requirements set forth above.

If you sell or exchange shares of Neuberger Berman International Large Cap Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

PLACING ORDERS BY TELEPHONE -- If you use an investment provider, contact your investment provider for its policies regarding telephone orders.

                               30 Your Investment

Grandfathered Investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out within three business days after your order is executed, and nearly always within seven business days. When you sell shares through your investment provider, contact your provider to find out when proceeds will be sent to you. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

o   suspend the offering of shares
o   reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o   change, suspend, or revoke the exchange privilege
o   suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.

-->  MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

                               31 Your Investment

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

-->  INVESTMENT PROVIDERS

THE CLASS A AND C SHARES AVAILABLE IN THIS PROSPECTUS CAN BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "MAINTAINING YOUR ACCOUNT - WHEN YOU EXCHANGE SHARES"). CURRENTLY, ONLY CERTAIN FUNDS IN THE FUND FAMILY OFFER CLASS A AND C SHARES.

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

-->  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF A FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS BY NEUBERGER BERMAN MANAGEMENT INC. OR ITS AFFILIATES WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF A FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

-->  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

EACH FUND HAS ADOPTED PLANS PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLANS, CLASS A AND C PAY THE FUNDS' DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., AT AN ANNUAL RATE OF 0.25% AND 1.00%, RESPECTIVELY, OF THEIR AVERAGE NET ASSETS TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO EACH FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

                               32 Your Investment

-->  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

-->  RETIREMENT PLANS

IF YOU USE AN INVESTMENT PROVIDER, CONTACT YOUR INVESTMENT PROVIDER FOR INFORMATION ON RETIREMENT PLANS OR ACCOUNTS.

-->  ROLLOVERS FROM RETIREMENT PLANS TO IRAS

ASSETS FROM RETIREMENT PLANS MAY BE INVESTED IN CLASS A OR C SHARES THROUGH AN IRA ROLLOVER. ROLLOVERS INVESTED IN CLASS A SHARES FROM RETIREMENT PLANS WILL BE SUBJECT TO APPLICABLE SALES CHARGES AND THE TERMS AND CONDITIONS GENERALLY APPLICABLE TO CLASS A SHARE INVESTMENTS AS DESCRIBED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

-->  INTERNET ACCESS

IF YOU USE AN INVESTMENT PROVIDER, CONTACT YOUR INVESTMENT PROVIDER ABOUT THE SERVICES AND INFORMATION IT PROVIDES ON THE INTERNET.

O  DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional shares of the distributing Class of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in shares of the distributing Class of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional shares of the distributing Class of the Fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.


Fund distributions to Roth IRAs, other IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax. "Qualified distributions" from Roth IRAs are tax free if a

                               33 Your Investment
five-year holding period is satisfied. Please refer to the Neuberger Berman Management Inc. Roth IRA Custodial Agreement and Disclosure Statement for more details. Earnings and gains in traditional IRAs, SEP-IRAs, SIMPLE-IRAs and other types of qualified retirement plans, such as profit sharing plans, are tax deferred until withdrawn. For more details on distributions from these types of accounts, refer to the Neuberger Berman Management Inc. Plan Documents.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

-->  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THAT STATEMENT, OR A SEPARATE STATEMENT FROM US OR YOUR INVESTMENT PROVIDER COVERS YOUR SHARE TRANSACTIONS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

-->  BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS (REGARDLESS OF WHETHER YOU REALIZED A GAIN OR LOSS) IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION

                               34 Your Investment

NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM A FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE FROM YOU THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE SOCIAL SECURITY ADMINISTRATION FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700. IF YOU ARE USING AN INVESTMENT PROVIDER, CONSULT YOUR INVESTMENT PROVIDER ABOUT OPENING A CUSTODIAL ACCOUNT.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

-->  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF A FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

O  GRANDFATHERED INVESTORS

Some of the funds in the fund family offer Investor or Trust Class shares in which members of the general public can directly invest with Neuberger Berman (including Neuberger Berman International Large Cap Fund which offers Trust Class shares). Investor Class shares are sold with no initial sales charge and no 12b-1 fee (except for Investor Class shares of Lehman Brothers Core Bond Fund which has a 12b-1 fee). Trust Class shares are sold with no initial sales charge and may have a 12b-1 fee. In the near future, it is expected that Neuberger Berman will no longer allow members of the general public to directly invest with Neuberger Berman. Once this occurs, only investors who established accounts in Investor Class or Trust Class shares prior to the public sale of the first load fund in the fund family and who have continuously maintained an account in Investor Class or Trust Class shares since that date may purchase Investor Class or Trust Class shares. These investors are referred to as "Grandfathered Investors."

For Grandfathered Investors, see below for information regarding investment services. If you use an investment provider, consult your investment provider for information about investment services.

                               35 Your Investment

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366.

-->  DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.


-->  INTERNET ACCESS

GRANDFATHERED INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A FUND SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION 24 HOURS A DAY.

-->  RETIREMENT PLANS

WE OFFER GRANDFATHERED INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU. CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.

                               36 Your Investment

BUYING SHARES - GRANDFATHERED INVESTORS

If you are a Grandfathered Investor buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact the investment provider for instructions.



------------------------------------------------------------------------------------------------------------------------------
 METHOD                   THINGS TO KNOW                                      INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------
 SENDING US A CHECK       Your first investment must be at least $1,000       Fill out the application and enclose your
                                                                              check
                          Additional investments can be as little as $100
                                                                              If regular first-class mail, send to:
                          We cannot accept cash, money orders, starter         NEUBERGER BERMAN FUNDS
                          checks, cashier's checks, travelers checks, or       BOSTON SERVICE CENTER
                          other cash equivalents                               P.O. BOX 8403
                                                                               BOSTON, MA 02266-8403
                          You will be responsible for any losses or fees
                          resulting from a bad check; if necessary, we may    If express delivery, registered mail, or
                          sell other shares belonging to you in order to       certified mail, send to:
                          cover these losses                                   NEUBERGER BERMAN FUNDS
                                                                               C/O STATE STREET BANK AND TRUST COMPANY
                          All checks must be made out to "Neuberger            30 DAN ROAD
                          Berman Funds"; we cannot accept checks made          CANTON, MA 02021
                          out to you or other parties and signed over to us
----------------------------------------------------------------------------------------------------------------------------
 WIRING MONEY             All wires must be for at least $1,000               Before wiring any money, call 800-877-9700
                                                                              for an order confirmation

                                                                              Have your financial institution send your wire
                                                                              to State Street Bank and Trust Company

                                                                              Include your name, the Fund name, your
                                                                              account number and other information as
                                                                              requested
----------------------------------------------------------------------------------------------------------------------------

 EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000           Call 800-877-9700 to place your order
 FUND
                          Both accounts involved must be registered in the
                          same name, address and tax ID number

                          An exchange order cannot be cancelled or
                          changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
 BY TELEPHONE             We do not accept phone orders for a first           Call 800-877-9700 to notify us of your
                          investment                                          purchase

                          Additional shares will be purchased when your       Immediately follow up with a wire or
                          order is accepted                                   electronic transfer

                          Not available on retirement accounts
----------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    All investments must be at least $100               Call 800-877-9700 for instructions
 INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

                               37 Your Investment

SELLING SHARES - GRANDFATHERED INVESTORS


----------------------------------------------------------------------------------------------------------------------------
 METHOD                   THINGS TO KNOW                                       INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------

 SENDING US A LETTER      Unless you instruct us otherwise, we will mail       Send us a letter requesting us to sell shares
                          your proceeds by check to the address of record,     signed by all registered owners; include your
                          payable to the registered owner(s)                   name, account number, the Fund name, the
                                                                               dollar amount or number of shares you want
                          If you have designated a bank account on your        to sell, and any other instructions
                          application, you can request that we wire the
                          proceeds to this account; if the total balance of    If regular first-class mail, send to:
                          all of your Neuberger Berman fund accounts is         NEUBERGER BERMAN FUNDS
                          less than $200,000, you will be charged an $8.00      BOSTON SERVICE CENTER
                          wire fee                                              P.O. BOX 8403
                                                                                BOSTON, MA 02266-8403
                          You can also request that we send the proceeds
                          to your designated bank account by electronic        If express delivery, registered mail, or
                          transfer (ACH) without a fee                         certified mail, send to:
                                                                                NEUBERGER BERMAN FUNDS
                          You may need a Medallion signature guarantee          C/O STATE STREET BANK AND TRUST COMPANY
                                                                                30 DAN ROAD
                          Please also supply us with your e-mail address        CANTON, MA 02021
                          and daytime telephone number when you write to
                          us in the event we need to reach you
----------------------------------------------------------------------------------------------------------------------------

 SENDING US A FAX         For amounts of up to $50,000                         Write a request to sell shares as described
                                                                               above
                          Not available if you have changed the address on
                          the account in the past 15 days                      Call 800-877-9700 to obtain the appropriate
                                                                               fax number
----------------------------------------------------------------------------------------------------------------------------

 CALLING IN YOUR ORDER    All phone orders to sell shares must be for at       Call 800-877-9700 to place your order
                          least $1,000 unless you are closing out an
                          account                                              Give your name, account number, the Fund
                                                                               name, the dollar amount or number of shares
                          Not available if you have declined the phone         you want to sell, and any other instructions
                          option or are selling shares in certain retirement
                          accounts (The only exception is for those
                          retirement shareholders who are at least 59 1/2 or
                          older and have their birthdates on file)

                          Not available if you have changed the address on
                          the account in the past 15 days
----------------------------------------------------------------------------------------------------------------------------

 EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000            Call 800-877-9700 to place your order
 FUND
                          Both accounts must be registered in the same
                          name, address and tax ID number

                          An exchange order cannot be cancelled or changed once it has been placed

----------------------------------------------------------------------------------------------------------------------------

 SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of shares    Call 800-877-9700 for instructions
 WITHDRAWALS              in them

                          Withdrawals must be at least $100
----------------------------------------------------------------------------------------------------------------------------

 REDEMPTION FEE           Neuberger Berman International Large Cap Fund        See "Redemption Fee" or call 800-877-9700
                          charges a 2.00% redemption fee on shares             for more information
                          redeemed or exchanged within 60 days or less of
                          purchase
----------------------------------------------------------------------------------------------------------------------------

                                  38 Your Investment

O  REDEMPTION FEE

If you sell your shares of Neuberger Berman International Large Cap Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. This is in addition to any applicable sales charges. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distributions of the Fund;
o   shares held in an account of certain retirement plans;
o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
o   shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.


O  MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, each Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of Neuberger Berman International Large Cap Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the Fund may not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

                               39 Your Investment

Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in each Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of each Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


O  PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

The complete portfolio holdings for each Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end.

Each Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for each Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


O  FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Class A and C shares of each Fund.


                               40 Your Investment

O  RELATED PERFORMANCE

LARGE CAP DISCIPLINED GROWTH COMPOSITE

As of the date of this prospectus, Neuberger Berman Large Cap Disciplined Growth Fund is new and has no performance to report.

Neuberger Berman Management Inc. also manages separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Large Cap Disciplined Growth Composite. Large Cap Disciplined Growth Composite is a composite of accounts that invest in issues that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The asset size of Large Cap Disciplined Growth Composite as of December 31, 2006 was approximately $900 million.

The accounts in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the Large Cap Disciplined Growth Composite.

The performance of Large Cap Disciplined Growth Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Large Cap Disciplined Growth Composite. The performance of the Fund may be better or worse than the performance of Large Cap Disciplined Growth Composite due to, among other things, differences in portfolio holdings, expenses, sales charges, asset sizes, and cash flows between the Fund and the Large Cap Disciplined Growth Composite. The accounts in Large Cap Disciplined Growth Composite generally have lower expenses and are sold through different distribution channels than the Fund.


                               41 Your Investment

The bar chart below shows how performance of Large Cap Disciplined Growth Composite has varied from year to year. The table beside the chart shows what the return of Large Cap Disciplined Growth Composite would equal if you averaged out actual performance over various lengths of time. The performance information shown below does not reflect the expenses of the accounts in the Large Cap Disciplined Growth Composite. If these expenses were reflected, the returns shown would be lower. This information is based on past performance; it's not a prediction of future results.

LARGE CAP DISCIPLINED GROWTH COMPOSITE

YEAR-BY-YEAR % RETURNS as of 12/31 each year                             AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007
----------------------------------------------------------------------   ----------------------------------------------------------
                                                                                                         1 Year   5 Years  10 Years
                                                                         ----------------------------------------------------------
1998    '99    '00    '01    '02    '03    '04    '05    '06    '07       LARGE CAP DISCIPLINED GROWTH COMPOSITE
----------------------------------------------------------------------    Return Before Taxes               20.81    16.41    11.17
                                                                          Return After Taxes on
28.92  51.51  -1.48  -15.39 -17.14  28.15  13.11  9.89  11.07  20.81      Distributions                       N/A      N/A     N/A
                                                                          Return After Taxes on
                                                                          Distributions and Sale of Fund
[BAR CHART GRAPHIC OMITTED]                                               Shares                              N/A      N/A     N/A
                                                                          Russell 1000 Growth Index         11.81    12.10    3.83
 BEST QUARTER: Q4 '99, 31.85%
 WORST QUARTER: Q3 '01, -17.51%                                           After-tax returns are calculated using the
----------------------------------------------------------------------    historical highest individual federal marginal
                                                                          income tax rate and do not reflect the impact of
                                                                          state and local taxes. Actual after-tax returns
                                                                          depend on an investor's tax situation and may
                                                                          differ from those shown. After-tax returns are not
                                                                          relevant to investors who hold their Fund shares
                                                                          through tax-deferred arrangements, such as 401(k)
                                                                          or individual retirement accounts.

                                                                          INDEX DESCRIPTION:
                                                                          The Russell 1000 Growth Index is an unmanaged
                                                                          index of U.S. mid- and large-cap growth stocks.
                                                                          ----------------------------------------------------------

                               42 Your Investment

                                           [GRAPHIC OMITTED]

------------------------------------------------------------------------------

NEUBERGER BERMAN EQUITY FUNDS
CLASS A AND C SHARES


If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:


o a discussion by the Portfolio Managers about strategies and market conditions that significantly affect the Fund's performance
o    Fund performance data and financial statements
o    portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Fund's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC


-->  OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

                                                       -------------------------
                                                          NEUBERGER | BERMAN
                                                       -------------------------
                                                       A Lehman Brothers Company

                                              Neuberger Berman Management Inc.
                                              605 Third Avenue 2nd Floor
                                              New York, NY 10158-0180
                                              877.628.2583

[GRAPHIC OMITTED]
H0737 12/07 49854 SEC file number: 811-582    www.nb.com

                                                       -------------------------
                                                          NEUBERGER | BERMAN
                                                       -------------------------
                                                       A Lehman Brothers Company


--------------------------------------------------------------------------------

PROSPECTUS - DECEMBER 17, 2007,             Neuberger Berman
As amended February 22, 2008                EQUITY FUNDS

--------------------------------------------------------------------------------



                                               INSTITUTIONAL CLASS SHARES

                                               Large Cap Disciplined Growth Fund

                                               Select Equities Fund









These securities, like the securities of
all mutual funds, have not been approved
or  disapproved  by the  Securities  and
Exchange Commission,  and the Securities
and   Exchange    Commission   has   not
determined   if   this   prospectus   is
accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
--------------------------------------------------------------------------------

EQUITY FUNDS

Large Cap Disciplined Growth Fund...................2

Select Equities Fund................................9



YOUR INVESTMENT

Share Prices.......................................16

Privileges and Services............................17

Distributions and Taxes............................17

Maintaining Your Account...........................19

Market Timing Policy...............................25

Portfolio Holdings Policy..........................25

Fund Structure.....................................26

Related Performance................................27



THESE FUNDS:

o   are designed for investors with long-term goals in mind
o offer you the opportunity to participate in financial markets through a professionally managed stock portfolio
o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover) are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.









THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAMES IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(c) 2008 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman
LARGE CAP DISCIPLINED GROWTH FUND                           Ticker Symbol: NBLIX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of large-capitalization companies, which it defines as those with a market capitalization greater than $3 billion at the time of purchase. The Fund seeks to generate a return that is greater than the average return for stocks in the Russell 1000 Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and a catalyst-driven approach, they seek to buy large-capitalization companies with strong historical and prospective earnings growth that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The catalyst-driven approach involves examining companies for the presence of potential catalysts for growth which may include:

o   new product development;
o   management changes;
o   demographic shifts;
o   regulatory changes; and
o   mergers, acquisitions and corporate reorganizations.

The Portfolio Managers then look to analyze the significance of the catalyst to determine whether or not the company demonstrates the necessary qualities for inclusion in the Fund's portfolio.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when:

o   an expected catalyst does not materialize;
o   a catalyst's impact is below expectations;
o   the fundamental picture for the company or industry deteriorates;
o   more attractive alternatives are available at better valuation levels;
o   we believe the stock has become fully valued; and
o   it grows too large relative to the rest of the portfolio.

As part of the Portfolio Managers' sell discipline, they identify stocks that are down from cost or down from a 52 week high and reevaluate those stocks to determine whether or not they still demonstrate the necessary qualities for inclusion in the Fund's portfolio. In addition, the Portfolio Managers typically will sell a position that grows too large relative to the rest of the portfolio.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets in common stock of large-capitalization companies without providing shareholders at least 60 days' advance notice.


                      2 Large Cap Disciplined Growth Fund

-->  GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

-->  LARGE-CAP STOCKS

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. THEY MAY HAVE A VARIETY OF PRODUCTS AND BUSINESS LINES AND A SOUND FINANCIAL BASE THAT CAN HELP THEM WEATHER BAD TIMES.

COMPARED TO SMALLER COMPANIES, LARGE-CAP COMPANIES CAN BE SLOWER TO RESPOND TO CHANGES AND OPPORTUNITIES. AT THE SAME TIME, THEIR RETURNS HAVE SOMETIMES LED THOSE OF SMALLER COMPANIES, OFTEN WITH LOWER VOLATILITY.


                      3 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause the Fund to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

-->  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                      4 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record. The Fund is modeled after separate accounts managed by Neuberger Berman Management Inc. with investment objectives, policies and strategies that are substantially similar to the Fund. Please see "Related Performance" for information on the performance of the separate accounts managed by Neuberger Berman Management Inc.


                      5 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


 FEE TABLE                                                                    EXPENSE EXAMPLE
 -------------------------------------------------------------------
 SHAREHOLDER FEES                                                             The example assumes that you invested
 (% of amount redeemed or exchanged)                        None              $10,000 for the periods shown, that the
 -------------------------------------------------------------------          Fund earned a hypothetical 5% total
 ANNUAL FUND OPERATING EXPENSES (% of average net assets)                     return each year, and that the Fund's
 These are deducted from Fund assets, so you pay them indirectly.             expenses were those in the table to the
 Management fees*                                           0.70              left. The example assuming redemption
 Distribution (12b-1) fees                                  None              does not reflect the effect of any
 Other expenses**                                           0.43              taxable gain or loss at the time of the
 -------------------------------------------------------------------          redemption. Actual performance and
 Total annual operating expenses                            1.13              expenses may be higher or lower.
 -------------------------------------------------------------------
 Minus: Expense reimbursement                               0.38                               1 Year    3 Years
 -------------------------------------------------------------------          -----------------------------------------
 Net expenses***                                            0.75              Expenses           $77       $240
 -------------------------------------------------------------------          -----------------------------------------

*  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

** "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO
    CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF OF THE INSTITUTIONAL CLASS OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO 0.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.75% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.15% of its average daily net assets for administrative services provided to the Institutional Class of the Fund.


                      6 Large Cap Disciplined Growth Fund

PORTFOLIO MANAGERS

DANIEL D. ROSENBLATT is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Rosenblatt joined the firms in 1990 and has been a Portfolio Manager of the Fund since its inception.

JOHN J. BARKER is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Barker joined the firms in 1994 and has been a Portfolio Manager of the Fund since its inception.

DANIEL J. FLETCHER, CFA is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Mr. Fletcher joined the firms in 2004 and has been a Portfolio Manager of the Fund since its inception. Previously, Mr. Fletcher was an equity research analyst/product manager at Lehman Brothers.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.


                      7 Large Cap Disciplined Growth Fund

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.


                      8 Large Cap Disciplined Growth Fund

Neuberger Berman
SELECT EQUITIES FUND                                        Ticker Symbol: NBEIX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of companies with a market capitalization greater than $10 billion. The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on first hand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries which they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with:

o   solid growth dynamics;
o   sustainable competitive advantages;
o   strong financial metrics;
o   long-term free cash flow generation;
o   shareholder focus; and
o   insider ownership.

The Portfolio Managers consider a wide range of companies within each industry and typically screen out companies under $10 billion in total market capitalization, however, the Fund may invest in companies of any market capitalization.

The Portfolio Managers' investment horizon typically ranges from two to five years. The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund's total assets, however, this may change with subsequent changes in the market value of the Fund's holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

-->  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.

-->  GROWTH AND VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.


                             9 Select Equities Fund

[GRAPHIC OMITTED]
MAIN RISKS

Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

VALUE INVESTING. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

GROWTH INVESTING. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

SECTOR RISK. The Fund's investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund's performance may also suffer if certain stocks it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

-->  OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.


                            10 Select Equities Fund

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS, OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                            11 Select Equities Fund

[GRAPHIC OMITTED]
PERFORMANCE

When this prospectus was prepared, the Fund was new and had no performance record to report. Accordingly, performance charts are not included.


                            12 Select Equities Fund

[GRAPHIC OMITTED]
INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE                                                                     EXPENSE EXAMPLE
 -------------------------------------------------------------------
 SHAREHOLDER FEES                                                             The example assumes that you invested
 (% of amount redeemed or exchanged)                        None              $10,000 for the periods shown, that the
 -------------------------------------------------------------------          Fund earned a hypothetical 5% total
 ANNUAL FUND OPERATING EXPENSES (% of average net assets)                     return each year, and that the Fund's
 These are deducted from Fund assets, so you pay them indirectly.             expenses were those in the table to the
 Management fees*                                           0.70              left. The example assuming redemption
 Distribution (12b-1) fees                                  None              does not reflect the effect of any
 Other expenses**                                           0.49              taxable gain or loss at the time of the
 -------------------------------------------------------------------          redemption. Actual performance and
 Total annual operating expenses                            1.19              expenses may be higher or lower.
 -------------------------------------------------------------------          ---------------------------------------
 Minus: Expense reimbursement                               0.44                           1 Year      3 Years
 -------------------------------------------------------------------          ---------------------------------------
 Net expenses***                                            0.75              Expenses       $77         $240
 -------------------------------------------------------------------          ---------------------------------------

*  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

** "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

*** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO
    CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF OF THE INSTITUTIONAL CLASS OF THE FUND THROUGH 8/31/2011, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THAT CLASS ARE LIMITED TO 0.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT THE INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.75% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


[GRAPHIC OMITTED]
INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.15% of its average daily net assets for administrative services provided to the Institutional Class of the Fund.


                            13 Select Equities Fund

PORTFOLIO MANAGERS

GERALD KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

GARY KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1999 and has been a Portfolio Manager of the Fund since its inception.

MICHAEL KAMINSKY is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Kaminsky joined the firms in 1996 and has been a Portfolio Manager of the Fund since its inception.

RICHARD WERMAN is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Werman joined the firms in 2002 and has been a Portfolio Manager of the Fund since its inception.

MINDY SCHWARTZAPFEL is a Vice President of Neuberger Berman Management Inc. and Senior Vice President of Neuberger Berman, LLC. Ms. Schwartzapfel joined the firms in 1998 and has been an Associate Portfolio Manager of the Fund since its inception.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.


                            14 Select Equities Fund

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund was new and had no financial highlights to report.


                            15 Select Equities Fund

Neuberger Berman
YOUR INVESTMENT
--------------------------------------------------------------------------------
Institutional Class Shares of the Funds are available through an investment provider or from Neuberger Berman Management Inc. (see "Maintaining Your Account")

O  SHARE PRICES

Because Institutional Class shares of each Fund does not have a sales charge, the price you pay for each share of a Fund is the Fund's net asset value per share. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


-->  SHARE PRICE CALCULATIONS

THE PRICE OF AN INSTITUTIONAL CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THAT FUND'S ASSETS ATTRIBUTABLE TO ITS INSTITUTIONAL CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INSTITUTIONAL CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN A MARKET PRICE IS NOT AVAILABLE OR A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL


                               16 Your Investment

BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.


O  PRIVILEGES AND SERVICES

If you purchase Institutional Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more once you make an initial minimum investment of at least $5 million. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund in the fund family on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.


--> DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT - SAY, $100 A MONTH - YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.

O  DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, each Fund makes any distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Institutional Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Institutional Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in additional Institutional Class shares of a Fund or paid in cash.


                               17 Your Investment

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.

Fund distributions to Roth IRAs, traditional individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax. "Qualified distributions" from Roth IRAs are tax free if a five-year holding period is satisfied. Please refer to the Neuberger Berman Management Inc. Roth IRA Custodial Agreement and Disclosure Statement for more details. Earnings and gains in traditional IRAs, SEP-IRAs, SIMPLE-IRAs and other types of qualified retirement plans, such as profit sharing plans, are tax deferred until withdrawn. For more details on distributions from these types of accounts, refer to the Neuberger Berman Management Inc. Plan Documents.

Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.

Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


-->  TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THAT STATEMENT, OR A SEPARATE STATEMENT FROM US OR YOUR INVESTMENT PROVIDER COVERS YOUR SHARE TRANSACTIONS.


                               18 Your Investment

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

-->  BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS (REGARDLESS OF WHETHER YOU REALIZE A GAIN OR LOSS) IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE SOCIAL SECURITY ADMINISTRATION FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-366-6264.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO IT, AND IT MUST SUPPLY ITS TAXPAYER
IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

-->  BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL INSTITUTIONAL CLASS SHARES OF A FUND OR PAID TO SHAREHOLDERS IN CASH.

BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.

GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.

O  MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in a Fund or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The minimum initial investment is $5 million.

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted.


                               19 Your Investment

Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with a Fund, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $5 million worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of that Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o   both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.


                               20 Your Investment

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o   in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

o   suspend the offering of shares
o   reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o   change, suspend, or revoke the exchange privilege
o   suspend the telephone order privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


-->  MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.


                               21 Your Investment

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

-->  INVESTMENT PROVIDERS

THE INSTITUTIONAL CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF EACH FUND.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION. IN EXCHANGE FOR SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

-->  ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF A FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS BY NEUBERGER BERMAN MANAGEMENT INC. OR ITS AFFILIATES WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF A FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

-->  INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


                               22 Your Investment

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through an investment provider should contact it for instructions.

BUYING SHARES


 METHOD                   THINGS TO KNOW                                       INSTRUCTIONS
----------------------------------------------------------------------------------------------------------------------------
 SENDING US A CHECK       Your first investment must be at least $5 million    Fill out the application and enclose your
                                                                               check
                          We cannot accept cash, money orders, starter
                          checks, cashier's checks, travelers checks, or       If regular first-class mail, send to:
                          other cash equivalents                                NEUBERGER BERMAN FUNDS
                                                                                BOSTON SERVICE CENTER
                          You will be responsible for any losses or fees        P.O. BOX 8403
                          resulting from a bad check; if necessary, we may      BOSTON, MA 02266-8403
                          sell other shares belonging to you in order to
                          cover these losses                                   If express delivery, registered mail, or
                                                                               certified mail, send to:
                          All checks must be made out to "Neuberger             NEUBERGER BERMAN FUNDS
                          Berman Funds"; we cannot accept checks made           C/O STATE STREET BANK AND TRUST COMPANY
                          out to you or other parties and signed over to us     30 DAN ROAD
                                                                                CANTON, MA 02021
 ----------------------------------------------------------------------------------------------------------------------------
 WIRING MONEY             Your first investment must be at least $5 million    Before wiring any money, call 800-366-6264
                                                                               for an order confirmation

                                                                               Have your financial institution send your wire
                                                                               to State Street Bank and Trust Company

                                                                               Include your name, the Fund name, your
                                                                               account number and other information as
                                                                               requested
 ----------------------------------------------------------------------------------------------------------------------------
 EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000            Call 800-366-6264 to place your order
 FUND
                          Both accounts involved must be registered in the
                          same name, address and tax ID number

                          An exchange order cannot be cancelled or changed once it has been placed

----------------------------------------------------------------------------------------------------------------------------
 BY TELEPHONE             We do not accept phone orders for a first            Call 800-366-6264 to notify us of your
                          investment                                           purchase

                          Additional shares will be purchased when your        Immediately follow up with a wire or
                          order is accepted                                    electronic transfer

                          Not available on retirement accounts

----------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    All investments must be at least $100 (in            Call 800-366-6264 for instructions
 INVESTMENTS              addition to an initial minimum investment of at
                          least $5 million)
----------------------------------------------------------------------------------------------------------------------------

                                  23 Your Investment


SELLING SHARES
----------------------------------------------------------------------------------------------------------------------------
 METHOD                   THINGS TO KNOW                                      INSTRUCTIONS
 ----------------------------------------------------------------------------------------------------------------------------
 SENDING US A LETTER      Unless you instruct us otherwise, we will mail      Send us a letter requesting us to sell shares
                          your proceeds by check to the address of record,    signed by all registered owners; include your
                          payable to the registered owner(s)                  name, account number, the Fund name, the
                                                                              dollar amount or number of shares you want
                          If you have designated a bank account on your       to sell, and any other instructions
                          application, you can request that we wire the
                          proceeds to this account                            If regular first-class mail, send to:
                                                                                  NEUBERGER BERMAN FUNDS
                          You can also request that we send the proceeds          BOSTON SERVICE CENTER
                          to your designated bank account by electronic           P.O. BOX 8403
                          transfer (ACH)                                          BOSTON, MA 02266-8403

                          You may need a Medallion signature guarantee        If express delivery, registered mail, or
                                                                              certified mail, send to:
                          Please also supply us with your e-mail address          NEUBERGER BERMAN FUNDS
                          and daytime telephone number when you write to          C/O STATE STREET BANK AND TRUST COMPANY
                          us in the event we need to reach you                    30 DAN ROAD
                                                                                  CANTON, MA 02021
----------------------------------------------------------------------------------------------------------------------------
 SENDING US A FAX         Not available if you have changed the address on       Write a request to sell shares as described
                          the account in the past 15 days                        above
                                                                                 Call 800-366-6264 to obtain the appropriate
                                                                                 fax number
----------------------------------------------------------------------------------------------------------------------------
 CALLING IN YOUR ORDER    Not available if you have declined the phone        Call 800-366-6264 to place your order
                          option or are selling shares in certain
                          retirement accounts (The only exception is for      Give your name, account number, the Fund
                          those retirement shareholders who are at least      name, the dollar amount or number of shares
                          59 1/2 or older and have their birthdates           you want to sell, and any other instructions
                          on file)

                          Not available if you have changed the address on
                          the account in the past 15 days
----------------------------------------------------------------------------------------------------------------------------
 EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000           Call 800-366-6264 to place your order
 FUND
                          Both accounts must be registered in the same
                          name, address and tax ID number

                          An exchange order cannot be cancelled or
                          changed once it has been placed
----------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    Withdrawals must be at least $100                   Call 800-366-6264 for instructions
 WITHDRAWALS
----------------------------------------------------------------------------------------------------------------------------


                               24 Your Investment

-->  RETIREMENT ACCOUNTS AND PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED ACCOUNTS AND PLANS FOR RETIREMENT
SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF ACCOUNTS OR PLANS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-366-6264 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT ACCOUNT OR PLAN.


O   MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in each Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of each Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


O   PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

The complete portfolio holdings for each Fund are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end.

Each Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               25 Your Investment

O  FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class shares of each Fund.


                               26 Your Investment

O  RELATED PERFORMANCE

LARGE CAP DISCIPLINED GROWTH COMPOSITE

As of the date of this prospectus, Neuberger Berman Large Cap Disciplined Growth Fund is new and has no performance information to report.

Neuberger Berman Management Inc. also manages separate accounts with investment objectives, policies and strategies that are substantially similar to the Fund. Below you will find information about the prior performance of Large Cap Disciplined Growth Composite. Large Cap Disciplined Growth Composite is a composite of accounts that invest in issues that, in the judgment of the manager, have a reasonable market valuation relative to their expected long term growth rate. The asset size of Large Cap Disciplined Growth Composite as of December 31, 2006 was approximately $900 million.

The accounts in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the Large Cap Disciplined Growth Composite.

The performance of Large Cap Disciplined Growth Composite does not represent the past performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as Large Cap Disciplined Growth Composite. The performance of the Fund may be better or worse than the performance of Large Cap Disciplined Growth Composite due to, among other things, differences in portfolio holdings, expenses, sales charges, asset sizes, and cash flows between the Fund and the Large Cap Disciplined Growth Composite. The accounts in Large Cap Disciplined Growth Composite generally have lower expenses and are sold through different distribution channels than the Fund.

The bar chart below shows how performance of Large Cap Disciplined Growth Composite has varied from year to year. The table beside the chart shows what the return of Large Cap Disciplined Growth Composite would equal if you averaged out actual performance over various lengths of time. The performance information shown below does not reflect the expenses of the accounts in the Large Cap Disciplined Growth Composite. If these expenses were reflected, the returns shown would be lower. This information is based on past performance; it's not a prediction of future results.


                               27 Your Investment

LARGE CAP DISCIPLINED GROWTH COMPOSITE

 YEAR-BY-YEAR % RETURNS as of 12/31 each year                                   AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2007
----------------------------------------------------------------------          ----------------------------------------------------
                                                                                                         1 Year   5 Years   10 Years
1998    '99    '00    '01    '02    '03    '04    '05    '06    '07             ----------------------------------------------------
                                                                                 LARGE CAP DISCIPLINED GROWTH COMPOSITE
----------------------------------------------------------------------           Return Before Taxes      20.81      16.41    11.17
                                                                                 Return After Taxes on
                                                                                 Distributions              N/A        N/A      N/A
                                                                                 Return After Taxes on
28.92  51.51  -1.48 -15.39 -17.14  28.15  13.11  9.89   11.07   20.81            Distributions and
                                                                                 Sale of Fund Shares        N/A        N/A      N/A
[BAR CHART GRAPHIC OMITTED]                                                      Russell 1000 Growth      11.81      12.10     3.83
                                                                                  Index
 BEST QUARTER: Q4 '99, 31.85%
 WORST QUARTER: Q3 '01, -17.51%                                                  After-tax returns are calculated using the
----------------------------------------------------------------------           historical highest individual federal marginal
                                                                                 income tax rate and do not reflect the impact of
                                                                                 state and local taxes. Actual after-tax returns
                                                                                 depend on an investor's tax situation and may
                                                                                 differ from those shown. After-tax returns are
                                                                                 not relevant to investors who hold their Fund
                                                                                 shares through tax-deferred arrangements, such
                                                                                 as 401(k) or individual retirement accounts.

                                                                                 INDEX DESCRIPTION: The Russell 1000 Growth Index
                                                                                 is an unmanaged index of U.S. mid- and large-cap
                                                                                 growth stocks.
                                                                                ----------------------------------------------------









                               28 Your Investment

                                                               [GRAPHIC OMITTED]
-------------------------------------------------------------------------------
NEUBERGER BERMAN EQUITY FUNDS
INSTITUTIONAL CLASS SHARES

No load, sales charges or 12b-1 fees

If you would like further details on these Funds you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about each Fund's recent performance, including:

o a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance
o    Fund performance data and financial statements
o    portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on these Funds, including:

o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Fund's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: NEUBERGER BERMAN, LLC


-->  OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON, DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

                                                       -------------------------
                                                          NEUBERGER | BERMAN
                                                       -------------------------
                                                       A Lehman Brothers Company

                                                Neuberger Berman Management Inc.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                SHAREHOLDER SERVICES
                                                800.877.9700
                                                INSTITUTIONAL SERVICES
[GRAPHIC OMITTED]                               800.366.6264

H0788 12/07 SEC file number: 811-582            www.nb.com